STOCKHOLDERS' EQUITY (DEFICIT) & STOCK-BASED COMPENSATION (Details 3) - USD ($)	3 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Offsetting Assets [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		408,245	822,055	1,470,092
Equity Option [Member]
Offsetting Assets [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	3,751,437	3,591,755	3,177,945	1,529,908
Weighted Average Remaining Contractual Life, Option Outstanding	8 years 1 month 2 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 1.86	$ 1.75	$ 1.58	$ 0.86
Options Exercisable	2,420,577
Weighted Average Exercise Price, Exercisable	$ 1.47
Average Intrinsic Value, Exercisable	$ 10,761,492
Equity Option [Member] | Minimum [Member]
Offsetting Assets [Line Items]
Exercise Price, Maximum Value	$ 0.66
Equity Option [Member] | Maximum [Member]
Offsetting Assets [Line Items]
Exercise Price, Maximum Value	$ 5.90